Employee benefit plans - Amounts Recognized in AOCI, Benefit Expense (Income), and OCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Changes Recognized in Other Comprehensive Income (Loss)
Amortization of prior service (credit) cost	$ 20	$ 19	$ 0
Pension plans
Amounts recognized in accumulated other comprehensive loss consist of:
Net actuarial gain (loss), excluding deferred taxes	(73,506)	(67,118)	(65,506)
Net prior service credit (cost)	(226)	(190)	(202)
Deferred income taxes assets (liabilities)	1,477	996	816
Net amount recognized in accumulated other comprehensive loss	(72,255)	(66,312)	(64,892)
Expense component
Service cost	43	0	0
Interest cost	3,957	5,034	4,971
Defined benefit (income) expense	269	260	114
Defined contribution expense	8,933	8,340	7,442
Total benefit (income) expense	9,202	8,600	7,556
Other Changes Recognized in Other Comprehensive Income (Loss)
Net gain (loss) arising during the year	(8,363)	(3,472)	(5,987)
Prior service credit (cost) arising during the year	(47)	0	(212)
Amortization of net actuarial (gains) losses	2,412	2,407	2,106
Amortization of prior service (credit) cost	20	19	0
Change in deferred taxes	456	149	(298)
Foreign exchange adjustment	(421)	(523)	840
Total changes recognized in other comprehensive income (loss)	(5,943)	(1,420)	(3,551)
Pension plans | Salaries and other employee benefits
Expense component
Service cost	97	0	0
Pension plans | Non-service employee benefits expense
Expense component
Interest cost	3,960	5,034	4,971
Expected return on plan assets	(7,547)	(7,563)	(8,720)
Amortization of net actuarial (gains) losses	2,412	2,197	2,106
Amortization of prior service (credit) loss	21	20	0
Pension plans | Net other gains (losses)/Non-service employee benefits expense
Expense component
(Gain) loss on settlement	1,326	572	1,757
Post- retirement medical benefit plan
Amounts recognized in accumulated other comprehensive loss consist of:
Net actuarial gain (loss), excluding deferred taxes	(21,213)	(2,660)	(12,946)
Net prior service credit (cost)	(7,866)	(8,390)	(6,397)
Deferred income taxes assets (liabilities)	0	0	0
Net amount recognized in accumulated other comprehensive loss	(29,079)	(11,050)	(19,343)
Expense component
Service cost	66	58	63
Interest cost	3,270	4,741	4,305
Defined benefit (income) expense	3,860	5,447	7,022
Defined contribution expense	0	0	0
Total benefit (income) expense	3,860	5,447	7,022
Other Changes Recognized in Other Comprehensive Income (Loss)
Net gain (loss) arising during the year	(18,553)	10,014	11,589
Prior service credit (cost) arising during the year	0	(2,369)	0
Amortization of net actuarial (gains) losses	0	272	2,615
Amortization of prior service (credit) cost	524	376	39
Change in deferred taxes	0	0	0
Foreign exchange adjustment	0	0	0
Total changes recognized in other comprehensive income (loss)	(18,029)	8,293	14,243
Post- retirement medical benefit plan | Salaries and other employee benefits
Expense component
Service cost	66	58	63
Post- retirement medical benefit plan | Non-service employee benefits expense
Expense component
Interest cost	3,270	4,741	4,305
Expected return on plan assets		0	0
Amortization of net actuarial (gains) losses	0	272	2,615
Amortization of prior service (credit) loss	524	376	39
Post- retirement medical benefit plan | Net other gains (losses)/Non-service employee benefits expense
Expense component
(Gain) loss on settlement	$ 0	$ 0	$ 0